INVESTMENTS	6 Months Ended
Jun. 30, 2022
Disclosure Investments Abstract
INVESTMENTS

10. INVESTMENTS

Balance at December 31, 2021	$291,066
Change in fair value	(60,724)
Balance at June 30, 2022	$230,342

Fair value of investments is comprised of:

Public company shares	$100,000
Public company warrants	1,429
Private company shares	128,913
Balance at June 30, 2022	$230,342

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023. The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	June 30, 2022	March 10, 2021
Risk free interest rate	3.09%	0.28%
Expected volatility	102.69%	150.88%
Expected life	0.71 years	2 years
Expected dividend yield	0%	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000.